Segment and revenue information - Revenue and Gross Profit (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	2
Revenue	$ 169,597	$ 139,848	$ 94,973
Cost of revenue	(55,136)	(45,349)	(36,764)
Gross profit	114,461	94,499	58,209
Knilo HoldCo AB (Successor Parent)
Disclosure of operating segments [line items]
Revenue	169,597	139,848	94,973
Knilo HoldCo AB (Successor Parent) | Operating segments
Disclosure of operating segments [line items]
Revenue	153,541	128,103	87,018
Cost of revenue	(43,137)	(38,907)	(32,411)
Gross profit	110,404	89,196	54,607
Knilo HoldCo AB (Successor Parent) | All other segments
Disclosure of operating segments [line items]
Revenue	16,056	11,745	7,955
Cost of revenue	(11,999)	(6,442)	(4,353)
Gross profit	4,057	5,303	3,602
Knilo HoldCo AB (Successor Parent) | Consolidated
Disclosure of operating segments [line items]
Revenue	169,597	139,848	94,973
Cost of revenue	(55,136)	(45,349)	(36,764)
Gross profit	114,461	94,499	58,209
Knilo HoldCo AB (Successor Parent) | Kit
Disclosure of operating segments [line items]
Revenue	87,493	55,091	26,797
Cost of revenue	(14,946)	(7,131)	(4,112)
Gross profit	72,547	47,960	22,685
Knilo HoldCo AB (Successor Parent) | Kit | Operating segments
Disclosure of operating segments [line items]
Revenue	87,493	55,091	26,797
Knilo HoldCo AB (Successor Parent) | Service
Disclosure of operating segments [line items]
Revenue	66,048	73,012	60,221
Cost of revenue	(28,191)	(31,776)	(28,299)
Gross profit	37,857	41,236	31,922
Knilo HoldCo AB (Successor Parent) | Service | Operating segments
Disclosure of operating segments [line items]
Revenue	$ 66,048	$ 73,012	$ 60,221